Notes Payable (Details) (USD $)	12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012 Term loans under secured credit facility	Sep. 30, 2011 Term loans under secured credit facility	Dec. 31, 2011 Term loans under secured credit facility	Jan. 31, 2011 Term loans under secured credit facility	Sep. 30, 2012 Term loans under secured credit facility Before the amortization date	Sep. 30, 2012 Term loans under secured credit facility 15-month period after the amortization date	Sep. 30, 2012 Term loans under secured credit facility Thereafter	Feb. 29, 2012 Initial term loan facility	Jan. 31, 2011 Initial term loan facility	Mar. 31, 2011 Initial term loan facility	Sep. 30, 2012 Initial term loan facility	Dec. 31, 2011 Additional term loan after amendment	Sep. 30, 2012 Additional term loan after amendment
Notes payable
Aggregate amount			$ 30,000,000
Draw down under secured credit facility	30,000,000										15,000,000			15,000,000
Fixed interest rate (as a percent)													11.00%		11.00%
Period of interest only payments										6 months		12 months
Required principal payments
2012	6,775,000	2,756,000
2013	11,809,000	11,809,000
2014	10,847,000	10,847,000
2015	569,000	569,000
Total	30,000,000	25,981,000
Prepayment premium (as a percent)							5.00%	2.00%	1.00%
Final payment required to be made as a percentage of aggregate principal amount			2.50%
Final payment required to be made			750,000
Capitalized financing costs			270,000		378,000	498,000
Debt discount			374,000		514,000
Interest expense			$ 2,700,000	$ 1,100,000	$ 1,500,000